Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

Defiance Daily Target 2X Long MSTR ETF (MSTX)

Defiance Daily Target 2X Long AVGO ETF (AVGX)

Defiance Daily Target 2X Long SMCI ETF (SMCX)

listed on The Nasdaq Stock Market, LLC

Defiance Daily Target 2X Long LLY ETF (LLYX)

Defiance Daily Target 2X Long NVO ETF (NVOX)

listed on NYSE Arca, Inc.

(the “Funds”)

June 4, 2025

Supplement to the Prospectus

and Statement of Additional Information (“SAI”),

each dated October 30, 2024

Effective immediately, all references in the Funds’ prospectus and SAI to the Funds’ payment of monthly income distributions are hereby changed to reflect that the Funds will seek to make such distributions annually.

Please retain this Supplement for future reference.

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